Consolidated Statements of Income and Other Comprehensive Income - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Profit or loss [abstract]
Revenues	$ 33,088	$ 27,004	$ 12,916
Costs	(19,629)	(16,033)	(7,036)
Gross profit	13,459	10,971	5,880
Net gain from fair value adjustment of investment properties	22,605	4,340	17,536
General and administrative expenses	(3,869)	(3,219)	(1,639)
Selling expenses	(4,663)	(4,007)	(1,842)
Other operating results, net	582	(206)	(32)
Profit / (loss) from operations	28,114	7,879	19,903
Share of (loss) / profit of associates and joint ventures	(721)	109	508
Profit before financial results and income tax	27,393	7,988	20,411
Finance income	1,761	937	1,264
Finance costs	(21,058)	(8,072)	(5,571)
Other financial results	596	3,040	(518)
Financial results, net	(18,701)	(4,095)	(4,825)
Profit before income tax	8,692	3,893	15,586
Income tax	124	(2,766)	(6,325)
Profit for the year from continuing operations	8,816	1,127	9,261
Profit for the year from discontinued operations	12,479	4,093	817
Profit for the year	21,295	5,220	10,078
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment	12,689	1,919	4,531
Share of other comprehensive income of associates and joint ventures	922	1,920	(178)
Revaluation surplus	99
Change in the fair value of Hedging instruments net of income taxes	(19)	124	3
Items that may not be reclassified subsequently to profit or loss, net of income tax:
Actuarial profit from defined benefit plans	(12)	(10)	(10)
Other comprehensive income for the year from continuing operations	13,679	3,953	4,346
Other comprehensive income for the year from discontinued operations	435	560	(213)
Total other comprehensive income for the year	14,114	4,513	4,133
Total comprehensive income for the year	35,409	9,733	14,211
Total comprehensive income from continuing operations	22,495	5,080	13,607
Total comprehensive income from discontinued operations	12,914	4,653	604
Total comprehensive income for the year	35,409	9,733	14,211
Profit for the year attributable to:
Equity holders of the parent	15,003	3,030	9,534
Non-controlling interest	6,292	2,190	544
Profit / (loss) from continuing operations attributable to:
Equity holders of the parent	5,278	1,383	9,196
Non-controlling interest	3,538	(256)	65
Total comprehensive income attributable to:
Equity holders of the parent	15,532	4,054	9,605
Non-controlling interest	19,877	5,679	4,606
Total comprehensive income from continuing operations attributable to:
Equity holders of the parent	5,338	1,977	9,356
Non-controlling interest	$ 17,157	$ 3,103	$ 4,251
Profit per share attributable to equity holders of the parent:
Basic (in pesos per share)	$ 26.09	$ 5.27	$ 16.58
Diluted (in pesos per share)	25.91	5.23	16.47
Profit per share from continuing operations attributable to equity holders of the parent:
Basic (in pesos per share)	9.18	2.41	15.99
Diluted (in pesos per share)	$ 9.12	$ 2.39	$ 15.88